Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 5,725	$ 10,236	$ 14,637
Adjustments required to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2,384	1,997	3,293
Impairment of intangible assets	1,657
Write-down of obsolete inventory	1,578	2,106	6,211
Discount on marketable securities, net	244	144	32
Share-based compensation expense	2,711	2,355	2,424
Deferred taxes, net	(61)	(699)	5
Changes in assets and liabilities:
Accounts receivable - trade	3,467	(1,441)	16,985
Accounts receivable - other	(1,362)	4,385	(3,384)
Accounts receivable - related parties		364	261
Change in liability for employees' severance benefits, net	153	175	(79)
Inventories	(13,336)	3,529	2,540
Trade accounts payable	(2,076)	769	3,059
Other accounts payable and accrued expenses	3,872	2,824	(314)
Accounts payable - related parties		(18)	8
Net cash provided by operating activities	4,956	26,726	45,678
Cash flows from investing activities
Investment in short-term bank deposits, net	8,542	(13,542)
Purchase of property, plant and equipment	(1,694)	(1,441)	(1,345)
Investment in intangible assets	(1,487)	(1,018)	(1,022)
Proceeds from maturity of marketable securities	16,629	1,997	7,750
Purchases of marketable securities	(6,558)	(15,604)	(41,670)
Net cash provided by (used in) investing activities	15,432	(29,608)	(36,287)
Cash flows from financing activities
Exercise of options	276	154	288
Purchase of treasury shares	(16,798)	(7,971)
Net cash provided by (used in) financing activities	(16,522)	(7,817)	288
Effect of exchange rate changes on cash balances held	341	360	108
Increase (decrease) in cash and cash equivalents	4,207	(10,339)	9,787
Cash and cash equivalents at beginning of year	16,469	26,808	17,021
Cash and cash equivalents at end of year	20,676	16,469	26,808
Supplementary cash flow information Non-cash transactions:
Investments in property, plant and equipment	347	97	146
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 1,284	$ 1,103	$ 3,260